Accounts Payable and Accrued Liabilities (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts Payable [Member]
Accounts Payable and Accrued Liabilities (Details) [Line Items]
Increase (Decrease) in Accounts Payable and Accrued Liabilities	$ (26,049)